Annual Total Returns[BarChart] - Composite Fund - Composite Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.84%	11.65%	16.37%	9.10%	0.80%	7.92%	13.37%	(3.20%)	19.37%	11.77%